Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Common stock issued for cash			$ 1,564,194	$ 965,992
Common stock issued for services			$ 57,420	$ 447,542
Common Stock [Member]
Common stock issued for cash, shares		1,674,786	5,180,093	3,096,698
Common stock issued for cash		$ 488,332	$ 5,180	$ 3,097
Common stock issued for services, shares		40,000	75,000	533,010
Common stock issued for services		$ 29,100	$ 75	$ 533
Common stock issued for officer compensation, shares	123,000	122,500	494,500	233,000
Common stock issued for officer compensation, fair value	$ 0.73	$ 0.80
Common stock issued for employee compensation, shares			30,600